SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - EBP France - EUR (€)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	€ 212,369,557	€ 218,772,852
Procter & Gamble Company common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	134,927,478	145,525,742	€ 140,691,705
Other investments
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	77,442,079	73,247,110	€ 66,923,059
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	212,369,557	218,772,852
Fair Value, Inputs, Level 1 | Procter & Gamble Company common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	134,927,478	145,525,742
Fair Value, Inputs, Level 1 | Other investments
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	€ 77,442,079	€ 73,247,110